Condensed Financial Information of the Parent Company (Details) - Schedule of Statements of Profit and Loss and Comprehensive Loss - Parent [member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Financial Information of the Parent Company (Details) - Schedule of Statements of Profit and Loss and Comprehensive Loss [Line Items]
Revenue
Cost of sales
Gross margin
Impairment of goodwill	(2,267,583)
Stock-based compensation expense	(1,101,800)
Administrative expenses	(2,931,064)	(4,042,981)	(1,861,520)
Loss from operations	(6,300,447)	(4,042,981)	(1,861,520)
Other income, net	380,759	56,642	227,205
Finance cost	8,420	(315,750)	(99,470)
Equity loss of subsidiaries	(23,660,393)	(14,262,705)	(3,748,142)
Net loss attributable to equity holders of the Company	$ (29,571,661)	$ (18,564,794)	$ (5,481,927)